Defined benefit scheme (Schedule of Assets and Liabilities Recognized in Balance Sheets ) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ILS (₪)
Disclosure of defined benefit plans [line items]
Present value of funded liability	₪ 6,793	$ 1,863	₪ 5,944
Fair value of unrecognized asset	51	14	48
Fair value of plan assets - accumulated deposit in executive insurance	(5,742)	(1,574)	(4,937)
Net liability deriving from defined benefit obligation	₪ 1,102	$ 302	₪ 1,055